SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) Number	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Reverse stock split	Reverse Stock Split: A one (1)-for-six (6) reverse stock split of the Company’s issued and outstanding ordinary shares was effective on July 30, 2020 (the “Reverse Stock Split”).
Cash equivalents	$ 0		$ 0
Cash and cash equivalents	849,519		882,770
Restricted cash		$ 198,069	214,144
Increase in allowance for credit losses	6,940,000		13,528,638
Accounts Receivable, Allowance for Credit Loss	28,428,158		21,217,406	$ 7,212,644
Prepaid Expenses	$ 9,891,376		24,635
Advertising cost, percentage	100.00%
Rental income	$ 183,000	211,000
Recognized revenue	$ 104,000	$ 120,000
Number of reportable segments | Number	3
Prepaid Stock Based Compensation [Member]
Prepaid Expenses	$ 9,189,765		$ 24,635
Prepaid Rental [Member]
Prepaid Expenses	$ 701,611